SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—99.6%			Media (Continued)
Consumer Discretionary—38.9%			DISH Network
Diversified Consumer Services—0.3%			Corp. , Cl. A1	207,088	$7,076,197
Service Corp.					51,100,149
International	$ 300,850	13,243,417	Specialty Retail—3.4%
Entertainment—7.3%			CarMax, Inc.1	142,528	13,862,273
Activision Blizzard,			Lowe's Cos. , Inc.	1,072,820	125,852,514
Inc.	1,550,101	84,992,038			139,714,787
Electronic Arts, Inc.[1]	486,495	49,140,860	Consumer Staples—3.0%
IMAX Corp.[1]	574,123	12,343,645	Food Products—3.0%
Netflix, Inc.1	63,720	20,050,135	Conagra Brands,
Nintendo Co. Ltd.	191,600	74,161,533	Inc.	582,461	16,815,649
Take-Two Interactive			Lamb Weston
Software, Inc.[1]	380,383	46,159,477	Holdings, Inc.	216,982	18,222,148
Vivendi SA	512,729	14,076,237	Mondelez
		300,923,925	International, Inc. ,
Hotels, Restaurants & Leisure—3.0%			Cl. A	357,124	18,763,295
Cedar Fair LP	549,451	30,681,344	Nomad Foods Ltd.[1]	679,072	14,260,512
Norwegian Cruise			Tyson Foods, Inc. ,
Line Holdings Ltd.[1]	1,217,827	65,324,240	Cl. A	615,920	55,365,049
Restaurant Brands					123,426,653
International, Inc.	124,205	8,151,574	Energy—0.9%
Royal Caribbean			Oil, Gas & Consumable Fuels—0.9%
Cruises Ltd.	175,760	21,094,715	Marathon
		125,251,873	Petroleum Corp.	189,204	11,473,331
Household Durables—1.5%			PBF Energy, Inc. ,
Sony Corp.	944,100	59,740,146	Cl. A	524,311	16,410,934
Interactive Media & Services—10.2%			Viper Energy
			Partners LP	503,067	11,932,749
Alphabet, Inc. ,					39,817,014
Cl. C1	165,386	215,822,115
Facebook, Inc. ,			Financials—4.5%
Cl. A1	1,028,597	207,406,299	Capital Markets—4.0%
		423,228,414	Apollo Global
Internet & Catalog Retail—12.0%			Management, Inc. ,
			Cl. A	943,355	41,318,949
Alibaba Group			Ares Management
Holding Ltd. ,			Corp. , Cl. A	1,261,083	41,729,236
Sponsored ADR[1]	555,708	111,141,600
Amazon. com, Inc.[1]	190,073	342,283,459	Carlyle Group LP
			(The)	773,860	23,061,028
Booking Holdings,			Goldman Sachs
Inc.[1]	23,280	44,325,818	Group, Inc. (The)	56,053	12,407,332
		497,750,877	Intercontinental
Media—1.2%			Exchange, Inc.	172,931	16,284,912
Altice USA, Inc. ,			KKR & Co. , Inc. ,
Cl. A1	1,027,499	26,283,424	Cl. A	206,008	6,075,176
Charter			London Stock
Communications,			Exchange Group plc	107,579	9,557,694
Inc. , Cl. A1	37,745	17,740,528

1	INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Capital Markets (Continued)			Pharmaceuticals (Continued)
LPL Financial			Novo Nordisk AS,
Holdings, Inc.	178,974	$16,528,249	Cl. B	306,132$	17,191,272
		166,962,576	Zoetis, Inc. , Cl. A	36,357	4,381,746
Commercial Banks—0.3%					25,786,776
SVB Financial			Industrials—9.3%
Group[1]	48,301	11,192,791	Aerospace & Defense—3.5%
Insurance—0.2%			Airbus SE	373,077	54,785,770
Athene Holding			Boeing Co. (The)	33,381	12,223,454
Ltd. , Cl. A1	185,914	8,369,848	L3Harris
			Technologies, Inc.	61,140	12,294,643
Health Care—12.2%			Lockheed Martin
Biotechnology—1.0%			Corp.	69,459	27,160,553
Alnylam			Teledyne
Pharmaceuticals,			Technologies, Inc.[1]	116,285	39,768,307
Inc.[1]	111,410	13,050,567			146,232,727
BeiGene Ltd. , ADR[1]	63,268	12,861,752
Bluebird Bio, Inc.[1]	27,972	2,264,054	Commercial Services & Supplies—2.7%
Moderna, Inc.[1]	464,743	9,462,167	Cintas Corp.	171,320	44,039,519
Sage Therapeutics,			Clean Harbors, Inc.[1]	346,605	28,646,904
Inc.[1]	23,360	3,615,427	Waste Connections,
		41,253,967	Inc.	133,192	12,060,536
			Waste
Health Care Equipment & Supplies—5.0%			Management, Inc.	226,153	25,534,935
Baxter International,					110,281,894
Inc.	395,392	32,410,282
Boston Scientific			Industrial Conglomerates—0.4%
Corp.[1]	1,234,786	53,404,495	Roper Technologies,
Intuitive Surgical,			Inc.	47,698	17,188,928
Inc.[1]	67,219	39,854,145	Machinery—0.9%
Teleflex, Inc.	141,296	49,925,529	Deere & Co.	129,288	21,726,848
Zimmer Biomet			Stanley Black &
Holdings, Inc.	204,415	29,697,411	Decker, Inc.	95,766	15,106,129
		205,291,862			36,832,977
Health Care Providers & Services—3.4%			Road & Rail—1.8%
Humana, Inc.	82,853	28,271,929	Kansas City
Laboratory Corp. of			Southern	209,152	31,878,948
America Holdings[1]	193,571	33,350,348	Lyft, Inc. , Cl. A1	271,084	13,277,694
LHC Group, Inc.[1]	240,186	32,040,812	Uber Technologies,
UnitedHealth			Inc.[1]	333,210	9,863,016
Group, Inc.	172,925	48,396,520	Union Pacific Corp.	106,030	18,660,220
		142,059,609			73,679,878
Life Sciences Tools & Services—2.2%			Information Technology—29.9%
Avantor, Inc.[1]	591,755	10,136,763	Communications Equipment—1.6%
Illumina, Inc.[1]	224,004	71,851,523	Motorola Solutions,
Thermo Fisher			Inc.	396,620	66,354,526
Scientific, Inc.	28,522	8,954,482	IT Services—8.1%
		90,942,768	Fidelity National
Pharmaceuticals—0.6%			Information
Merck & Co. , Inc.	48,334	4,213,758	Services, Inc.	272,290	37,616,863

2 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

	Shares	Value			Units	Value
IT Services (Continued)				Rights, Warrants and Certificates—0.0%
Mastercard, Inc. ,				DISH Network Corp.
Cl. A	610,008	$178,262,638		Strike Price $33.52,
PayPal Holdings,				Exp. 2/12/20[1] (Cost 0)
Inc.[1]	332,608	35,924,990	$		11,259	$7,656
Visa, Inc. , Cl. A	449,701	82,974,332
		334,778,823		Total
				Investments,
Semiconductors & Semiconductor				at Value (Cost
Equipment—5.9%				$2,977,453,467)	99.6%	4,125,444,871
Applied Materials,				Net Other Assets
Inc.	775,749	44,915,867		(Liabilities)	0.4	14,669,527
ASML Holding NV	144,627	39,138,959
NVIDIA Corp.	122,650	26,583,161		Net Assets	100.0% $ 4,140,114,398
QUALCOMM, Inc.	462,783	38,665,520
Semtech Corp.[1]	822,408	39,853,892
Silicon Motion
Technology Corp. ,
ADR	1,205,875	53,420,262
		242,577,661
Software—11.8%
Adobe, Inc.[1]	92,257	28,556,309
Microsoft Corp.	1,115,389	168,847,587
Palo Alto Networks,
Inc.[1]	222,090	50,463,290
RealPage, Inc.[1]	516,961	28,448,364
salesforce. com, Inc.[1]	625,520	101,890,953
ServiceNow, Inc.[1]	126,893	35,915,794
Splunk, Inc.[1]	289,745	43,235,749
Trade Desk, Inc.
(The), Cl. A1	121,413	31,972,899
		489,330,945
Technology Hardware, Storage &
Peripherals—2.5%
Apple, Inc.	393,433	105,144,969
Materials—0.9%
Chemicals—0.9%
Linde plc	35,511	7,322,724
Sherwin-Williams
Co. (The)	28,600	16,677,518
Westlake Chemical
Corp.	188,937	12,976,193
		36,976,435
Total Common Stocks
(Cost $2,977,453,467)		4,125,437,215

3 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments
1. Non-income producing security.
Glossary:
ADR	American Depository Receipt

4	INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

Note 1 – Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of November 30, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1—	Level 2—	Level 3—
	Unadjusted	Other Significant Unobservable	Significant
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$1,462,975,672$	147,977,916$	— $	1,610,953,588
Consumer Staples	123,426,653	—	—	123,426,653
Energy	39,817,014	—	—	39,817,014
Financials	176,967,521	9,557,694	—	186,525,215
Health Care	488,143,710	17,191,272	—	505,334,982
Industrials	329,430,634	54,785,770	—	384,216,404
Information Technology	1,238,186,924	—	—	1,238,186,924
Materials	36,976,435	—	—	36,976,435
Rights, Warrants and Certificates	7,656	—	—	7,656
Total Assets	$ 3,895,932,219 $	229,512,652$	— $	4,125,444,871

5	INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND